As filed with the Securities and Exchange Commission on March 28, 1996 Registration Nos. 33-94668 and 811-9070



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 3


                                  DEVCAP TRUST

               (Exact Name of Registrant as Specified in Charter)

                 6 St. James Avenue, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                                 Thomas M. Lenz
                               6 St. James Avenue
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Keith a. Palzer
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, New York 10019



It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b)

[x]      on March 29, 1996 pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(i)

[ ]      on _____________ pursuant to paragraph (a)(i)

[ ]      75 days after filing pursuant to paragraph (a)(ii)

[ ]      on _________________ pursuant to paragraph (a)(ii) of Rule 485.

         If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant expects to file a Rule 24f-2 notice with respect to DEVCAP Shared Return Fund for its fiscal year ending July 31, 1996 on or before September 30, 1996.

Domini Social Index Portfolio has also executed this registration statement.

                            DEVCAP SHARED RETURN FUND
                              CROSS REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NO.: Prospectus Headings.

1.       COVER PAGE:  Front Cover Page.

2.       SYNOPSIS: The Fund; Expense Summary.


3.       CONDENSED FINANCIAL INFORMATION:  Financial Hightlights.


4. GENERAL DESCRIPTION OF REGISTRANT: Front Cover Page; The Fund; Charitable Contribution Program; Investment Objective, Policies and Risks.

5. MANAGEMENT OF THE FUND: The Fund; Management; Service Organizations, Transfer Agent and Custodian; Back Cover Page; Other Information Concerning Shares of the Fund.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Other Information Concerning Shares of the Fund; Service Organizations, Transfer Agent and Custodian; Tax Matters.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchases and Redemptions of Shares; Other Information Concerning Shares of the Fund; Service Organizations, Transfer Agent and Custodian.

8.       REDEMPTION OR REPURCHASE:  Purchases and Redemption of Shares.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NO.:  Statement of Additional Information Headings.

10.      COVER PAGE:  Front Cover Page.

11.      TABLE OF CONTENTS:  Front Cover Page.

12.      GENERAL INFORMATION AND HISTORY:  The Trust.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objective, Policies and Restrictions.

14.      MANAGEMENT OF THE FUND:  Management of the Trust and the Portfolio.

15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Management of the Trust and Portfolio.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Management of the Trust and the Portfolio; Independent Auditors.

17. BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions and Brokerage Commissions.

18. CAPITAL STOCK AND OTHER SECURITIES: Description of Shares, Voting Rights and Liabilities.

19.      PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
         Determination of Net Asset Value; Valuation of Portfolio Securities.

20.      TAX STATUS:  Taxation.

21.      UNDERWRITERS:  Management of the Fund and the Portfolio -- Distributor.

22.      CALCULATION OF PERFORMANCE DATA:  Performance Information.

23.      FINANCIAL STATEMENTS:  Financial Statements.

PART C

Information required to be included in Part C is set forth under the appropriately numbered item in Part C of this registration statement.

                                EXPLANATORY NOTE

     This post-effective amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed with respect to DEVCAP Shared Return Fund, the only active series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the effective date of this Registration Statement. The Amendment is being filed to include (i) updated unaudited financial information in the Prospectus, and (ii) a supplement to the Registrant's Statement of Additional Information containing unaudited financial statements. As a result, the Amendment does not otherwise affect the Registrant's Statement of Additional Information, which is hereby incorporated herein by reference as most recently filed pursuant to 497(c) under the Securities Act of 1933, as amended.

                                                                      PROSPECTUS
                                     October 16, 1995, as amended March 29, 1996

                           DEVCAP SHARED RETURN FUND

     The DEVCAP Shared Return Fund (the "Fund") has two primary objectives: (i) an investment objective, to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini Social Index SM, an index comprised of stocks selected based upon social criteria and; (ii) a charitable objective, to enable each shareholder of the Fund to make a donation of a portion of that shareholder's annual contribution basis to finance the economic development of underprivileged people in developing countries. The Fund is a separate series of shares of DEVCAP Trust, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests in the common stocks included in the Domini Social Index SM.

     The Fund seeks to achieve its charitable objective by providing for the tax- deductible donation of a portion of each shareholder's annual contribution basis in the Fund to further the charitable purposes of the Development Capital Fund ("DEVCAP"). DEVCAP is a non-profit charitable corporation that functions as a consortium of non-profit organizations and is independent of the Fund. DEVCAP is dedicated to supporting micro-enterprise and other economic development programs  in  developing  countries,  in an effort to  improve  the  welfare  of underprivileged persons in those countries. See "Charitable Contribution Program" herein for more detailed information. In general, investors will not incur net tax liability as a result of providing for donations of a portion of their annual contribution basis in the Fund. See "Tax Matters--Tax Deductibility of Charitable Contributions" herein for more detailed information.

                              TABLE OF CONTENTS                             PAGE
                              -----------------                             ----
   The Fund................................................................   3
   Expense Summary.........................................................   4
   Financial Highlights....................................................   5
   Charitable Contribution Program.........................................   6
   DEVCAP..................................................................   7
   Performance Information.................................................   8
   Investment Objective, Policies and Risk Factors.........................   9
   Management..............................................................  14
   Purchases and Redemptions of Shares.....................................  17
   Tax Matters.............................................................  20
   Other Information Concerning Shares of the Fund.........................  21
   Service Organizations, Transfer Agent and Custodian.....................  25

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The investment adviser of the Portfolio is Kinder, Lydenberg, Domini & Co., Inc. The investment manager of the Portfolio is Mellon Equity Associates. The administrator and distributor of the Fund, and the administrator of the Portfolio, is Signature Broker-Dealer Services, Inc. INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY.

     "Domini(SM)" and "Domini Social Index(SM)" are service marks of Kinder, Lydenberg, Domini & Co., Inc.

     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated October 16, 1995, as amended from time to time, which contains more detailed information about the Fund and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Distributor (see back cover for address and phone number).

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) MULTI-TIER INVESTMENT FUND STRUCTURE. "HUB AND SPOKE(R)" IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE "SPECIAL INFORMATION CONCERNING THE HUB AND SPOKE(R) STRUCTURE" ON PAGE 12.

     INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                   THE FUND

     DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with the Fund established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. Although shares of the Fund are sold without a sales load, Signature Broker-Dealer Services, Inc. ("Signature") may receive a distribution fee from the Fund pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value.

     Shares of the Fund are sold continuously by Signature, the Fund's distributor (the "Distributor"). The minimum initial investment is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500. An investor should obtain from the Distributor, and should read in conjunction with this Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed. See "Purchases and Redemptions" herein.

     The Fund seeks to achieve its investment objective by investing the proceeds from the sales of its shares in the Portfolio, which has the same investment objective as the Fund and which invests all of its assets in stocks included in the Domini Social Index. There can be no assurance that the Fund or the Portfolio will be able to achieve their investment objective. It should be noted that the limitation of the Portfolio's investments to stocks included in the Domini Social Index will tend to limit the availability of investment opportunities to the Fund compared to other investment companies that have a comparable investment objective to that of the Fund. See "Investment Objective, Policies and Risk Factors" herein.

     Kinder, Lydenberg, Domini & Co., Inc. ("KLD") is the Portfolio's investment adviser (the "Adviser"). Mellon Equity Associates ("Mellon Equity") is the Portfolio's investment manager (the "Manager"). Signature, the administrator of the Fund (the "Administrator") and of the Portfolio (the "Portfolio
Administrator"), supervises the overall administration of the Fund and of the Portfolio. The Boards of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Fund and the Portfolio, respectively. The Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") are separate and independent from the
Independent Trustees of the Portfolio. For further information about the Trustees of the Trust and the Portfolio, see "Management of the Fund and the Portfolio" in the Statement of Additional Information. A majority of the Fund's Trustees are not affiliated with the Adviser.

     The Adviser determines the composition of the Domini Social Index. The following persons are primarily responsible for the development and maintenance of the Domini Social Index (which determines the composition of the Portfolio's securities): Steven D. Lydenberg, Director of Research, KLD, since 1990; Peter
D. Kinder, President, KLD, since 1988. The Manager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies.

     The Trust is obligated to pay a fee to the Administrator at an annual rate equal to 0.15% of the Fund's average daily net assets, and the Trust may pay a fee to the Distributor up to an annual rate equal to 0.25% of the Fund's average daily net assets, in each case calculated on an annualized basis for the Fund's then-current fiscal year.

     The Portfolio is obligated to pay a fee to the Adviser at an annual rate equal to 0.05% of the Portfolio's average daily net assets and a fee to the Portfolio Administrator at an annual rate equal to 0.05% of the Portfolio's average daily net assets, in each case on an annualized basis for the

Portfolio's then-current fiscal year. The Portfolio is obligated to pay a fee to the Manager equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million. See "Management--Manager" herein for more detailed information on the fees of the Manager. The Fund and the Portfolio must also pay all of their other respective expenses.

     DEVCAP provides no investment advisory, management, administrative or other investment support services to the Fund or the Portfolio.

                                EXPENSE SUMMARY

     The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Fund, and the aggregate annual operating expenses for the Fund and the Portfolio, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.

SHAREHOLDER TRANSACTION EXPENSES.......................................      0%
ANNUAL OPERATING EXPENSES*
  Advisory and Management Fees.........................................   0.25%
  12b-1 Fee............................................................   0.25%
  Other Expenses.......................................................   1.25%
                                                                          ----
  --Administrative Services Fees..................................  0.20%
  --Expense Payment Fee...........................................  0.20%
  --Other Operating Expenses (other expense reimbursement)........  0.85%
  Total Operating Expenses (other expense reimbursement)...............   1.75%
                                                                          ----

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's first fiscal year, after any applicable expense reimbursement by DEVCAP. Without such expected reimbursement, the estimated Total Operating Expenses would be equal on an annual basis to 2.50% of the estimated average daily net assets of the Fund. See "Other
Information Concerning Shares of the Fund" herein.

EXAMPLE:  A
shareholder of the Fund would pay the following  expenses on a $1,000 investment in the Fund,  assuming (1) 5% annual return and (2)  redemption at the end of:
1 year........................................................$     18
3 years.......................................................$     55

     THE "EXAMPLE" SET FORTH ABOVE IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder will bear directly or indirectly. For more information with respect to the expenses of the Fund and the Portfolio, see "Management" herein.

     The Trust will pay a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets in reimbursement of, or in anticipation of, expenses incurred by the Distributor in connection with the sale of shares of the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc. The Trust may pay fees to Service Organizations at an annual rate in amounts up to 0.25% of the daily net asset value of shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The Trust does not currently intend to enter into agreements with and pay fees to Service Organizations with respect to the Fund, but it may do so in the future. See "Distribution Plan and Agreement" and "Service Organizations, Transfer Agent and Custodian" herein.

     Pursuant to an expense payment arrangement between Signature and the Portfolio, Signature pays all of the operating expenses of the Portfolio, including the advisory and management fees. Under this arrangement, Signature receives an expense payment fee from the Portfolio, at an annual rate equal to 0.50% of the Portfolio's average daily net assets for its then-current fiscal year. All of the advisory and management fees shown above and 0.05% of the administrative services fees shown above are paid through the expense payment arrangement. See "Other Information Concerning Shares of the Fund--Expenses" herein.

     The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and an investment manager and invested directly in the types of securities being held by the Portfolio. See "Other Information Concerning Shares of the Fund--Expenses" herein for further discussion of Fund and Portfolio expenses.


                              FINANCIAL HIGHLIGHTS

     The following selected data for a share outstanding for the indicated period have not been audited by independent accountants. The Fund's Annual Report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's Annual Report will be made available without charge upon request.

                                                                For the period
                                                               October 18, 1995
                                                                (commencement
                                                               of operations) to
                                                               January 31, 1996
                                                                  (Unaudited)
                                                               ----------------
Net Asset Value, beginning of period ...........................    $10.00
                                                                    ------
Income from investment operations:
  Net investment income ........................................     (0.01)
  Net realized and unrealized gain on investments ..............      0.66
                                                                    ------
Total income from investment operations ........................      0.65
                                                                    ------
Net Asset Value, end of period .................................    $10.65
                                                                    ======

Ratios/supplemental data
  Total return .................................................      6.50%
  Net Assets, end of period (in 000's) .........................    $ 232
  Ratio of expenses to average net assets* .....................      2.50%**
  Ratio of net investment income to average net assets* ........     -0.65%**

--------------------

* Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers and reimbursement by agents of the Fund. If the voluntary waivers and expense reimbursement had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:

       Ratio of expenses to average net assets                       47.75%
       Ratio of net investment income to averge net assets          -45.86%

**   Annualized

                        CHARITABLE CONTRIBUTION PROGRAM

     The Fund is designed to enable an investor to share with charity, specifically with DEVCAP, on an annual basis the return on his or her investment in the Fund. When a shareholder makes an initial purchase of shares of the Fund, the shareholder must also declare an intention to make an annual donation to DEVCAP of fifty percent, seventy-five percent or all of the annual contribution basis (calculated as indicated below) derived from the shareholder's investment in the Fund. DEVCAP will direct the shareholder's donation to non-profit organizations working to improve the welfare of underprivileged persons in developing countries through grants or loans for micro-enterprises and other economic development programs.

     After the initial purchase of shares and contribution election, a shareholder may elect to contribute to DEVCAP a different portion of the shareholder's annual contribution basis, so long as the shareholder elects to contribute fifty percent, seventy-five percent or all of the shareholder's annual contribution basis. Alternatively, a shareholder may elect at year's end not to contribute any portion of the shareholder's annual contribution basis. On or about December 1 of each year, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's estimated contribution for that year, based on the shareholder's then current contribution election and the shareholder's estimated annual contribution basis on that date. To change a shareholder's contribution election, the shareholder must notify the Fund in writing on or before the fifth business day prior to the last business day of that December, at the Fund's address: DEVCAP Shared Return Fund, P.O. Box 107, New York, NY 10274-0107. By the end of the following January, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's actual contribution for the previous year. This contribution will be tax deductible, as explained in more detail under "Tax Matters" herein.

     A shareholder's contribution (if any) will consist of a percentage (which must be fifty percent, seventy-five percent or all) of the shareholder's annual contribution basis derived from the shareholder's investment in the Fund. A shareholder's annual contribution basis is the change in value of that particular shareholder's account between (a) January 1 or the date of the shareholder's initial investment and (b) the fifth business day prior to the end of the calendar year, adjusted for redemptions, distributions and purchases. The shareholder's annual contribution will be calculated by the Fund's transfer agent on or about five business days before the end of each calendar year in accordance with the following formula:

       [Account value at year-end calculation date (including reinvested distributions, if any)]

                                     PLUS

               [Shareholder redemptions during the year, if any]

                                     PLUS

          [Cash distributions from the Fund during the year, if any]

                                     MINUS

                [Shareholder purchases during the year, if any]

                                     MINUS

  [Account value at (a) beginning of year or (b) date of initial investment]

                EQUALS SHAREHOLDER'S ANNUAL CONTRIBUTION BASIS

     The  shareholder's  annual  contribution  is calculated by multiplying  the
shareholder's   annual   contribution  basis  by  the  shareholder's   specified
percentage of contribution.

     On or about the fifth business day prior to the last business day of December, a shareholder's annual contribution basis will be finalized using the above formula. Shares in the Fund, equal to the value of the contribution amount derived by applying the specified percentage to the shareholder's annual contribution basis, will be redeemed for the shareholder and the funds generated from that redemption will be contributed to DEVCAP. If a shareholder's annual contribution basis has been zero, or if a shareholder's account has been closed before the end of the year, or if the specified percentage has been reduced to zero after proper notice to the Fund, no contribution will result. A shareholder may still make a contribution by using the convenient donation form provided by DEVCAP for that purpose.

     Note that, notwithstanding the above formula, if a shareholder liquidates his or her total investment in the Fund before the year-end calculation date, the shareholder's annual contribution will be deemed to be zero. The method of calculation of the shareholder's annual contribution combined with the shareholder's contribution election could result in a complete redemption of the shareholder's end of year account.

     In general, shareholders participating in the Charitable Contribution Program will not incur a tax liability from their charitable contribution to DEVCAP. The Board of Trustees believes that generally any tax liability that might arise due to liquidation of shares in the Fund to make the charitable deduction will normally be offset by a corresponding itemized tax deduction for the contribution for taxpayers that itemize deductions. However, certain taxpayers may be subject to limits on itemized deductions or charitable deductions on their U.S. or state tax returns. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and participation in the Charitable Contribution Program.

     Shareholders desiring to make a contribution to DEVCAP outside the Charitable Contribution Program, either in cash or in kind (i.e., by donating shares of the Fund or other non-cash assets), should contact DEVCAP directly at 800-371-2655.

                                    DEVCAP

     DEVCAP is a non-profit, tax-exempt 501(c)(3) corporation that functions as a consortium of non-profit organizations. DEVCAP was created to support a class of existing charities, each of which is dedicated to improving the welfare of underprivileged people in developing countries by supporting micro-enterprise and other economic development programs. Micro- enterprise development programs assist underprivileged people by providing direct financing and technical support for their business enterprises, which support would be unavailable through normal business channels. Contributions made pursuant to the Charitable Contribution Program are allocated equally among the member organizations of DEVCAP listed below.

     The  member   organizations  of  DEVCAP  pursue  their  shared  development objectives in different ways:

     (i) Appropriate Technology International provides technical and financial assistance to organizations of small producers throughout Africa, Asia and Latin America in agricultural and other strategic sectors.

     (ii) Catholic Relief Services, founded by the Catholic Bishops of the United States, funds a "village banking" program which provides financial services to over 10,000 underprivileged people in nine countries throughout the world;

     (iii) Save the Children funds credit and savings programs for women in numerous developing regions of the world in order to generate income necessary to improve the lives of their children.

     (iv) Seed Capital Development Fund invests in and lends funds to a network of finance companies located in developing countries that specialize in micro-enterprise lending programs.

     DEVCAP was formed in 1992 in order to provide fund-raising and other support to member organizations and other non-profits engaged in international economic development for the world's poor. The money generated by the Fund will be used as direct grants or loans to DEVCAP member organizations in support of their programs. The money may also be used to support the programs of non-member organizations.

     In addition to its primary fund-raising activities, DEVCAP also plans to promote cooperation among micro-enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities could include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.

     DEVCAP is independent of the Adviser, Manager, Distributor, Administrator and all other service providers of the Fund. While DEVCAP personnel will encourage donations through the Fund and DEVCAP itself incurs costs in these efforts, DEVCAP and DEVCAP personnel receive no compensation from the Fund or the Portfolio other than through charitable donations from individual shareholders, as described above. Neither DEVCAP nor DEVCAP member organizations provide any investment advisory, Broker-dealer, management, administrative or other investment support services to the Fund or the Portfolio.

     For more information regarding DEVCAP or its member organizations, please contact DEVCAP directly at 800-371-2655.

                            PERFORMANCE INFORMATION

     Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Trust may provide period and average annualized "total rates of return" with respect to the Fund. The "total rate of return" of the Fund refers to the change in the value of an investment in a Fund over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gain distributions declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gain distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding.

     Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods.

     The Trust may provide "yield" quotations with respect to the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any advertisement or communications with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment over the period is assumed to be generated over a 52-week period and is shown as a percentage of investment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     From time to time the Trust may also quote fund rankings from various sources, such as Lipper Analytical Services, Inc., and may compare its performance to that of the Domini Social Index and various other unmanaged securities indices, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") and the Dow Jones Industrial Average. "Standard & Poor
(R)", "S&P (R)" and "Standard & Poor's 500 (R)" are trademarks of Standard & Poor's Corporation.

     See  the  Statement  of  Additional  Information  for  further  information concerning the calculation of yield and any total rate of return quotations. Since the Fund's yield and total rate of return quotations are based on historical earnings and since such yield and rates of return fluctuate over time, such quotations should not be considered as an indication or representation of the future performance of the Fund.

                INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

     INVESTMENT OBJECTIVE--The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the total return performance of the Domini Social Index (sometimes referred to herein as the "Index"). There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.

     INVESTMENT POLICIES--The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing in the common stocks comprising the Domini Social Index. The Portfolio will approximate the weightings of securities held by the Portfolio to the weightings of the stocks in the Index, except as described below, and will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation. As ofJune 30, 1995, the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index was 0.99. To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Fund to duplicate the performance of the Domini Social Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Fund and the Portfolio as well as the Fund's and the Portfolio's expenses. Adjustments in the securities holdings of the Portfolio to accommodate cash flows will track the Domini Social Index to the extent practicable, but this will result in brokerage expenses.

     SOCIAL CRITERIA--The Domini Social Index is a common stock index developed and maintained by the Adviser comprised of the common stocks of approximately 400 companies which meet certain social criteria. The weightings of the stocks comprising the Index are based upon market capitalization. The criteria used in developing and maintaining the Domini Social Index involve subjective judgment by the Adviser. The Adviser seeks to exclude companies which, based on data available to the Adviser, derive more than 2% of their gross revenues from the sale of military weapons; derive any revenues from the manufacture of tobacco products or alcoholic beverages; derive any revenues from gambling enterprises; own directly or operate nuclear power plants or participate in businesses related to the nuclear fuel cycle. In evaluating stocks for inclusion in the Index, the Adviser considers criteria such as environmental performance, particularly in taking positive initiatives in environmental matters; its employee relations; its corporate citizenship; and the quality of a company's products and its attitudes with regard to consumer issues. Environmental performance includes a company's record on waste disposal, toxic emissions, fines or penalties, and efforts in waste and emissions reductions, recycling, and use of environmentally beneficial fuels. Corporate citizenship includes the company's record on philanthropic activities and its interaction with the communities it affects. Employee relations includes a company's record with regard to labor matters, its commitment to work place safety and to equal employment opportunity (reflected, for example, in the number of women and minorities in executive positions), the breadth, quality and innovation of its employee benefit programs, and its commitment to provide employees with a meaningful participation in company profits either through stock purchase or profit sharing plans.

     The Adviser intends to vote proxies of companies included in the Portfolio consistent with the social criteria used in developing and maintaining the Index.

     INDEX MANAGEMENT--The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Index. Moreover, inclusion of a stock in the Domini Social Index does not imply an opinion by the Adviser as to the merits of that specific stock as an investment. However, the Adviser believes that enterprises which exhibit a social awareness, based on the criteria described above, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.

     In selecting stocks for inclusion in the Index:

     1. The Adviser evaluated, in accordance with the social criteria described above, each of the companies the stocks of which comprise the S&P 500. If a company whose stock was included in the S&P 500 met the Adviser's social criteria and met the Adviser's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Domini Social Index. As of June 30, 1995, of the 500 companies whose stocks comprised the S&P 500, approximately 51% were included in the Index.

     2. The remaining stocks comprising the Domini Social Index (i.e., those which are not included in the S&P 500) were selected based upon the Adviser's evaluation of the social criteria described above, as well as upon the Adviser's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Domini Social Index may vary materially from the industry weightings in other stock indices, including the S&P 500, and certain industry sectors will be excluded altogether.

     The component stocks of the S&P 500 are chosen by Standard & Poor's Corporation ("S&P") solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Construction of the S&P 500 by S&P proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the New York Stock Exchange. Not all stocks included in the S&P 500 are listed on the New York Stock Exchange. However, the total market value of the S&P 500 as of June 30, 1995 represented 74% of the aggregate market value of common stocks traded on the New York Stock Exchange.

     Inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or otherwise affiliated with the Fund or the Portfolio.

     Some of the stocks included in the Domini Social Index may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

     The weightings of stocks in the Domini Social Index are based on each stock's relative total market capitalization (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of June 30, 1995 approximately 38% of the Domini Social Index was comprised of the 20 largest companies in that Index.

     The Adviser may exclude from the Domini Social Index stocks issued by companies which are in bankruptcy or whose bankruptcy the Adviser believes may be imminent.

     The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Domini Social Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Domini Social Index, will reflect the Manager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of shares. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio to the weightings of the securities in the Index of 0.95 or better. Subject to the goal of achieving a 0.95 or better correlation between the weightings of the securities held by the Portfolio and the weightings of the securities in the Index, the Manager may slightly overweight and/or underweight certain holdings of the Portfolio compared to the Index in an effort to enhance the performance of the Portfolio to help offset the expenses of the Portfolio and the Fund and the effect of the size and timing of cash flows into and out of the Portfolio and the Fund. There can be no assurances, of course, that such portfolio enhancement strategies will be successful, and the performance of the Portfolio may as a result be worse than if such strategies were not undertaken. The Board of Trustees of the Portfolio will receive and review, at least quarterly, a report prepared by the Manager comparing the performance of the Fund and the Portfolio with that of the Index, and comparing the composition and weighting of the Portfolio's holdings with those of the Index, and will consider what action, if any, should be taken in the event of a significant variation between the performance of the Fund or the Portfolio, as the case may be, and that of the Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index falls below 0.95, the Board of Trustees will review with the Manager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.

     The Portfolio may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper or certificates of deposit, provided that the issuer satisfies the Adviser's social criteria. The Portfolio does not currently intend to invest in direct obligations of the United States Government. Short- term debt securities purchased by the Portfolio will be rated at least Prime-1 by Moody's Investors Service, Inc. or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Portfolio's Board of Trustees. The Portfolio's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Domini Social Index and in order to meet anticipated redemption requests. Such investments are not intended to be used for defensive purposes in periods of anticipated market decline.

     Frequent changes in the Portfolio's holdings may result from the policy of attempting to correlate the Portfolio's securities holdings with the composition of the Index, and the frequency of such changes will increase as the rate and volume of purchases and redemptions of shares of the Portfolio increases. The annual portfolio turnover rates of the Portfolio for the fiscal years ended July 31, 1994 and July 31, 1995 were 8% and 6%, respectively.

     The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Neither the Portfolio nor the Fund will engage in brokerage transactions with the Adviser, the Manager or the Administrator or any of their respective affiliates or any affiliate of the Fund or the Portfolio. For further discussion regarding securities trading by the Portfolio, see the Statement of Additional Information.

     Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Portfolio may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. Such loans would be required to be secured continuously by collateral and cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Portfolio would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. The Portfolio may pay finder's and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Although it has no current intention to do so, the Portfolio may make short sales of securities or maintain a short position, if at all times when a short position is open the Portfolio owns an equal amount of such securities, or securities convertible into such securities.

SPECIAL INFORMATION CONCERNING THE HUB AND SPOKE(R) STRUCTURE

     The Fund and the Portfolio are utilizing certain proprietary rights, know-how and financial services referred to as the Hub and Spoke (R) investment fund structure from Signature Financial Group, Inc. ("Signature Financial"), of which the Administrator is a wholly owned subsidiary. Hub and Spoke (R) is a registered service mark of Signature Financial.

     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in the Portfolio, a separate registered investment company. The Portfolio has the same investment objective and policies as the Fund. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Furthermore, the other investors may not participate in the charitable contribution program of the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at
(617) 423-0800. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then- current financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of the Fund and the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund and the Portfolio, respectively. Except as stated otherwise, all investment objectives, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility exists as well for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.

     For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risk Factors" herein and "Investment Objective, Policies and Restrictions" in the Statement of Additional Information. For descriptions of the management of the Portfolio, see "Management" herein and "Management of the Trust and the Portfolio" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management" and "Other Information Concerning Shares of the Fund--Expenses" below.

                             ---------------------

     As a matter of fundamental policy, the Fund will invest all of its investable assets (either directly or through the Portfolio) in one or more of:
(i) stocks comprising an index of securities selected applying social criteria, which initially will be the Domini Social Index, (ii) short-term debt securities of issuers which meet social criteria, (iii) cash, and (iv) options on equity securities. This fundamental policy cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this Prospectus, means the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the outstanding shares of the Fund present at a meeting at which holders of more than 50% of the Fund's outstanding shares are represented in person or by proxy). Except for this fundamental policy, investor approval is not required to change the Fund's or the Portfolio's investment objective or any of the investment policies described above.

     The Statement of Additional Information includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Portfolio's and the Fund's investment policies. Certain of the investment restrictions listed in the Statement of Additional Information may not be changed by the Portfolio without the approval of the Fund and the other investors in the Portfolio or by the Fund without the approval of the shareholders of the Fund. If a percentage or rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the Portfolio's total assets or the value of the Portfolio's securities or a later change in the rating of a security held by the Portfolio will not be considered a violation of policy.

                                  MANAGEMENT

     The Boards of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Fund and the Portfolio, respectively. The Trust has retained the services of Signature as administrator of the Fund, but has not retained the services of an investment adviser or investment manager since the Fund seeks to achieve its investment objective by investing all its investable assets in the Portfolio. The Portfolio has retained the services of Signature as administrator, KLD as investment adviser, and Mellon Equity as investment manager.

ADVISER

     KLD provides advice to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The services provided by the Adviser consist of determining the stocks to be included in the Index and evaluating, in accordance with the Adviser's social criteria, debt securities which may be purchased by the Portfolio.

     For its services under the Advisory Agreement, the Adviser receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year.

     Amy Lee Domini is a principal executive officer of KLD. Ms. Domini is a Chartered Financial Analyst and has been in the investment field for twenty years. She has co-authored three books on social investing, Ethical Investing (Addison-Wesley, 1986), Investing for Good (Herbert Collins, 1993) and The Social Investment Almanac (Henry Holt Reference Books, 1992), and is currently a trustee of Loring, Wolcott & Coolidge, a firm of private trustees. Ms. Domini serves on the Governing Board of the Interfaith Center on Corporate Responsibility and is a former member of the Board of the National Association of Community Development Loan Funds. She is a member of both the Committee on Trust Funds and the Church Pension Fund at the Episcopal Church (USA). Ms. Domini has worked to promote both shareholder activism and community development investing which, in combination with the integration of social criteria into investment decisions, in her view serve to encourage the business community to accept more responsibility for its impact on society.

     Peter D. Kinder, president of KLD, received his training as a lawyer and has practiced in both the public and private sectors with a particular emphasis on administrative law. He co-authored Law and Business (McGraw-Hill, 1990 [third ed.]), Ethical Investing (Addison-Wesley, 1986), Investing for Good (Herbert Collins, 1993) and The Social Investment Almanac (Henry Holt Reference Books,
1992). A member of the Board of the Social Investment Forum, Mr. Kinder participated in the Forum's CERES Project which developed the Valdez Principles proposing environmental standards to be adopted by U.S. corporations.

     Steven D. Lydenberg, Director of Research of KLD, has been active in social research for nineteen years. For twelve years he served the Council on Economic Priorities, ultimately as Director of Corporate Accountability Research. From 1987 to 1989, Mr. Lydenberg was an investment associate with Franklin Research and Development, where he edited Franklin's newsletter, Investing for a Better World.Mr. Lydenberg has authored numerous publications on issues of corporate social responsibility, including Rating America's Corporate Conscience (Addison-Wesley, 1986) and The Social Investment Almanac (Henry Holt Reference Books, 1992), as well as co-authoring Investing for Good (Herbert Collins,
1993). He is a Chartered Financial Analyst.

     "Dominism" and "Domini Social Indexsm" are service marks of KLD. Pursuant to agreements with the Fund and the Portfolio, the Portfolio will be required to discontinue use of such service marks if KLD ceases to be the investment adviser of the Portfolio, and the Fund will be required to discontinue the use of such service marks if either KLD ceases to be the investment adviser of the Portfolio or the Fund ceases to invest all of its assets in the Portfolio.

MANAGER

     Mellon Equity manages the Portfolio on a day-to-day basis pursuant to an Investment Management Agreement (the "Management Agreement"). Mellon Equity does not determine the composition of the Domini Social Index.

     Prior to November 21, 1994, the investment manager of the Portfolio was State Street Bank and Trust Company (the "Former Manager"). For the fiscal year ended July 31, 1994, the Former Manager voluntarily waived a portion of its management fees and was paid investment management fees equal to 0.07% of the average daily net assets of the Portfolio. On October 5, 1994 the Portfolio notified the Former Manager of its intent to terminate the investment management agreement between the Portfolio and the Former Manager (the "Former Agreement").

     The Board of Trustees of the Portfolio authorized the Portfolio to enter into a new investment management agreement (the "Management Agreement") with Mellon Equity, pursuant to which Mellon Equity assumed responsibilities for the management of the Portfolio's assets on November 21, 1994. Except for the investment management fee to be paid thereunder, the terms and conditions of the Management Agreement are not substantially different from the terms and conditions of the Former Agreement. Under the Management Agreement, the Portfolio will pay Mellon Equity an investment management fee equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.

     Mellon Equity is a Pennsylvania business trust whose sole beneficiary is MBC Investments Corporation, a wholly-owned subsidiary of Mellon Bank Corporation. Mellon Equity has been registered as an investment adviser under the 1940 Act since 1986. Prior to 1987, the Manager was part of the Equity Management Group of Mellon Bank Corporation's Trust and Investment Department, which has managed pension assets since 1947.

     As of March 31, 1995, the Manager had approximately $6.0 billion of assets under management.

     Mellon Equity believes that performance of investment management services for the Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Mellon Equity from continuing to perform such services for the Portfolio. If Mellon Equity were prohibited from acting as investment manager to the Portfolio, it is expected that the Trustees would recommend to shareholders approval of a new investment management agreement with another qualified investment manager selected by the Trustees, or that the Trustees would recommend other appropriate action.

ADMINISTRATOR

     Pursuant to Administrative Services Agreements, Signature provides the Trust and the Portfolio with general office facilities and supervises the overall administration of the Trust and the Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust or the Portfolio; the preparation and filing of all documents required for compliance by the Trust or the Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolio. Signature provides persons satisfactory to the Board of Trustees of the Trust or the Portfolio to serve as officers of the Trust or the Portfolio. Such officers, as well as certain other employees and Trustees of the Trust or the Portfolio, may be directors, officers or employees of Signature or its affiliates. For these services and facilities, Signature receives fees computed and paid monthly from the Trust at an annual rate equal to 0.15% of the first $100 million of average daily net assets of the Fund and 0.10% of the average daily net assets of the Fund in excess of $100 million, and from the Portfolio at an annual rate equal to 0.05% of the average daily net assets of the Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year.

     Signature is a wholly-owned subsidiary of Signature Financial Group, Inc.

                      PURCHASES AND REDEMPTIONS OF SHARES

PURCHASES

     Shares of the Fund may be purchased without a sales load at the net asset value next determined after an order for shares is received and accepted by the Fund provided such order is received and accepted prior to the close of the New York Stock Exchange on any day the New York Stock Exchange is open for trading (a "Fund Business Day"). The minimum initial investment in the Fund is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500. There is no minimum on additional investments.

     The Fund reserves the right to cease offering its shares for sale at any time or to reject any order for the purchase of its shares.

     For each shareholder of record, the Fund establishes an open account to which all shares purchased are credited together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends and Capital Gain Distributions" herein. The Trust has a policy of not issuing share certificates.

     Shares may be purchased directly from the Distributor or through Service Organizations (see "Service Organizations" below) by clients of those Service Organizations. If an investor purchases shares through a Service Organization, the Service Organization must promptly transmit such order to the Fund so that the order receives the net asset value next determined following receipt of the order. Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund. Investors wishing to purchase shares through a Service Organization should contact that organization directly for appropriate instructions. Other investors may purchase Fund shares in the manner described below.

     Investors desiring to purchase shares of the Fund by mail should complete an Account Application and mail the Application and a check (in U.S. dollars), payable to "DEVCAP Shared Return Fund," to the Fund at the following address:

                          DEVCAP Shared Return Fund
                          P.O. Box 107
                          New York, NY 10274-0107

     An investor desiring to purchase shares by a wire transfer of funds should request its bank to transmit immediately available funds. The information transmitted with the funds must include the investor's name and address and a statement indicating whether a new account is being established by such wire transfer or whether such wire transfer is being made by a shareholder with an account with the Fund. If the initial purchase by an investor is by a wire transfer of funds, an account number will be assigned to such investor and an Account Application must subsequently be completed and mailed to the Fund. Bank wires for the purchase of shares should be sent to:

               Chase Manhattan Bank, N.A.
               ABA# 021000021
               BBK = United States Trust Company of New York
               A/C# 920-1-073195
               For Credit to: DEVCAP Shared Return Fund
                             A/C# 10-12-592
               FBO: "Include Shareholder Name, Address, and Social Security
                     Number (if purchase is for a New Account) or Account Number (if shareholder account is existing.)"

     Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For further information on how to purchase shares of the Fund, an investor should contact the Distributor (see back cover for address and phone number).

AUTOMATIC INVESTMENT PLAN

     The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If the Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Fund and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward the bank withdrawal information to the Fund, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the public offering price per share determined on the day that both the check and bank withdrawal data are received in the form required by the Fund. Further information about the plan and form may be obtained from the Distributor at the telephone number listed on the back cover of the Prospectus.

REDEMPTIONS

     A shareholder may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to the Fund. Redemptions will therefore be effected on the same day the redemption order is received by the Fund provided such order is received and accepted prior to the close of the Fund Business Day. In addition to the procedures discussed in this section, redemption of shares of an investor may also occur as described under "Charitable Contribution Program" herein. The proceeds of a redemption will be paid by the Fund in federal funds normally on the next Fund Business Day, but in any event within seven days if all checks in payment for the purchase of shares to be redeemed have been cleared by the Fund (which may take up to 15 days). Redemptions may be made by letter to the DEVCAP Shared Return Fund specifying the dollar amount or number of shares to be redeemed and the account number. The letter must be signed in exactly the same way the account is registered, with respect to redemptions in excess of $5,000, and the signatures must be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation. In some cases the Fund may require the furnishing of additional documents.

     An investor may redeem shares in any amount by written or telephonic request. For telephonic redemptions, an investor should contact the Fund at 800-371-2655. Written redemption requests should be mailed to the Fund at the following address:

                           DEVCAP Shared Return Fund
                          P.O. Box 107
                          New York, NY 10274-0107

     An investor may redeem shares by wire or telephone if the appropriate box on the Account Application has been completed. Redemptions may be paid by the Fund by check or by wire transfer. Instructions for wire redemptions are set forth in the Account Application.

     The Fund, Transfer Agent and Distributor reserve the right to refuse wire or telephone redemptions. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Fund or the Distributor. The Fund, Transfer Agent and Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions believed to be genuine. Accordingly, shareholders will bear the risk of loss. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephone instructions and/or requiring the caller to provide some form of personal identification. Failure to employ reasonable procedures may make the Fund liable for any losses due to unauthorized or fraudulent telephone instructions. The following information must be supplied by the shareholder or broker at the time a request for a telephone redemption is made: (1) the shareholder's account number;(2) the shareholder's social security number; and (3) the name and account number of the shareholder's designated securities dealer or bank.

     A Service Organization may request a wire redemption provided a Wire Authorization Form is on file with the Fund. The proceeds of a wire redemption will be sent to an account with a Service Organization designated on the appropriate form. Proceeds of wire redemptions will be transferred within seven days after receipt of the request.

     The Fund reserves the right to redeem involuntarily on at least 30 days' notice the balance in a shareholder's account having a current value of less than $500, but not if an account falls below $500 due to a change in the market value of the Fund's shares.

     The value of shares redeemed may be more or less than the shareholder's cost, depending on the Fund's performance during the period the shareholder owned its shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss.

     The right of any shareholder or DEVCAP to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

                                  TAX MATTERS

FUND TAXATION

     Each year the Trust intends to qualify the Fund and elect that the Fund be treated as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets all income, distribution and diversification requirements of the Code, and distributes all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes. The Portfolio will also not be required to pay any federal income or excise taxes. However, shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and any realized net capital gain distributions they receive from the Fund. At the end of each calendar year, each shareholder receives information for tax purposes on the dividends and any realized net capital gain distributions received during that calendar year including the portion taxable as ordinary income, the portion taxable as capital gains, the portion, if any, representing a return of capital (which generally is free of current taxes but results in a basis reduction) and the amount of dividends eligible for the dividends-received deduction for corporations.

     Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will cause any short-term capital loss realized on the disposition by a Fund's shareholder of Fund shares held for six or fewer months to be recharacterized, to the extent of those distributions, as long-term capital loss. Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and payments made by the Fund. Generally, shareholders are subject to back-up withholding if they have not provided the Fund with a correct taxpayer identification number and certain other certifications.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund qualifies as a regulated investment company under the Code.

     The foregoing discussion is intended for general information only. A prospective shareholder should consult with its own tax advisor as to the tax consequences of an investment in the Fund including the status of distributions from the Fund under applicable state or local law.

TAX DEDUCTIBILITY OF CHARITABLE CONTRIBUTIONS

     The Charitable Contribution Program of the Fund (the "Program") has been designed so that individual investors utilizing the cash method of accounting who donate to DEVCAP through the Program will be entitled to a tax deduction for the value of the donation in the taxable year in which the donation is made. Under the Program, the charitable donation will be made within the last five business days of any calendar year of the Fund, thus tracking the taxable year for most individual investors in the Fund. See "Charitable Contribution Program" herein.

     The tax effect of the donation for a particular investor of the Fund may vary according to the individual circumstances of that investor. For example, the Code sets an upper limit on the dollar amount of tax deductions that can be taken by individual taxpayers for charitable donations in a given year. In addition, the redemption of shares in the Fund under the Program for the value of the charitable contribution to DEVCAP may be subject to capital gains tax. In view of the foregoing, as well as the possibility of other tax consequences of the donation to particular investors, potential purchasers of the Fund should consult their own tax advisors in determining the federal, state, local and other tax consequences of purchasing shares of the Fund and participating in the Program.

     Each of DEVCAP's member organizations is recognized by the United States Internal Revenue Service (the "IRS") as a tax-exempt, section 501(c)(3) organization under the Code. In addition, on October 18, 1995, DEVCAP received from the IRS recognition as a tax-exempt "supporting organization," a category of exemption available under sections 501(c)(3) and 509(a)(3) of the Code for organizations, like DEVCAP, that are engaged solely in activities designed to support other tax-exempt charitable organizations. In the case of DEVCAP, these supported organizations are the DEVCAP member organizations and other charities that are engaged in micro-enterprise and other economic development programs for underprivileged people in developing countries.

     The Program (as described above) has been structured so that investors are provided an opportunity to donate to DEVCAP each year. The Fund has been structured this way in order to allow the contributions made through the Program to be tax deductible donations made to non-profit organizations under existing interpretations of section 170(c) of the Code. Investors should recognize, however, that neither the Fund nor DEVCAP are tax advisers, that existing law and interpretations thereof may be modified, and that no ruling has been sought from the IRS confirming the tax deductible nature of Program contributions. Nevertheless, the IRS has been informed of the details of the Program in DEVCAP's filing for recognition as a section 501(c)(3) organization, and the Fund believes that the granting of tax-exempt status to DEVCAP represents approval of DEVCAP's activities, including the Program, and confirmation that the donations are tax deductible.

                OTHER INFORMATION CONCERNING SHARES OF THE FUND

NET ASSET VALUE

     The Trust determines the net asset value of the shares of the Fund on each Fund Business Day. This determination is made once during each such day as of the close of regular trading of the New York Stock Exchange by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of shares of the Fund outstanding. A share's net asset value is effective for orders received by the Distributor prior to the close of the Fund Business Day on which such net asset value is determined.

     Since the Fund will invest all of its assets in the Portfolio, the value of the Fund's assets will be equal to the value of its beneficial interest in the Portfolio. The net asset value of the Portfolio is determined as of the close of regular business on the New York Stock Exchange on each day on which such Exchange is open for trading, by deducting the amount of the Portfolio's liabilities from the value of its assets. At the close of each such business day, the value of the Fund's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. See "Description of Shares, Voting Rights and Liabilities" below.

     Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Substantially all of the Fund's net income from dividends and interest is paid to the Fund's shareholders annually as a dividend, usually in December. For this purpose, the Fund's "net income from dividends and interest" consists of all income from dividends and interest accrued on the assets of the Fund (i.e., the Fund's share of the Portfolio's net income from dividends and interest), less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

     The Fund also declares a long-term capital gain distribution to its shareholders on an annual basis, usually in December, if the Fund's share of the Portfolio's profits during the year from the sale of securities held for longer than the applicable long-term capital gains holding period exceeds the Fund's share of the Portfolio's losses during such year from the sale of securities together with the Fund's share of the Portfolio's net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). The Fund's share of the Portfolio's net short-term capital gains realized during each fiscal year will also be distributed at that time.

     The Fund will also make additional distributions to its shareholders to the extent necessary to avoid application of the 4% non-deductible excise tax created by the Tax Reform Act of 1986 on certain undistributed income and net capital gains of mutual funds.

     A  shareholder  of  the  Fund  may  receive   dividends  and  capital  gain
distributions in cash or additional shares of the Fund.

     After the Fund has paid to its shareholders (i) substantially all of its net income from dividends and interests and (ii) any long-term capital gain distributions, a portion of the shareholder's total return will be donated to DEVCAP to support charitable organizations. See "Charitable Contribution Program" herein for more detailed information.

EXPENSES

     Expenses of the Fund and the Portfolio include the compensation of their respective Trustees who are not affiliated with the Administrator or the Adviser; governmental fees, interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund or the Portfolio; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Fund or the Portfolio; insurance premiums; and expenses of calculating the net asset value of the Portfolio and of shares of the Fund.

     Expenses of the Fund also include all fees under its Administrative Services Plan; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes.

     Expenses of the Portfolio also include the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors; and the advisory fees payable to the Adviser under the Advisory Agreement, the management fees payable to the Manager under the Management Agreement and the administrative fees payable to the Portfolio Administrator.

     Pursuant to an expense payment arrangement between Signature and the Portfolio, Signature has agreed to pay all of the operating expenses of the Portfolio until December 31, 1999. Under this arrangement, Signature receives an expense payment fee from the Portfolio, computed and paid monthly at an annual rate equal to 0.50% of the Portfolio's average daily net assets for its then-current fiscal year.

     DEVCAP has agreed that it will reimburse the Fund through at least November 30, 1996 to the extent necessary to maintain the Fund's total operting expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.75% of the Fund's average daily net assets. This limit does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen circumstances. DEVCAP will review its undertaking annually, however, there is no assurance that DEVCAP will continue this reimbursement beyond the specified period, except as required by the following sentence. DEVCAP has agreed to reimburse the Fund as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.50% of the first $30 million of average net assets, 2% of the next $70 million of such net assets, and 1.50% of such net assets in excess of $100 million for any fiscal year.

DISTRIBUTION PLAN AND AGREEMENT

     The Trustees of the Trust have adopted a Distribution Plan (the "Distribution Plan") with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. As contemplated by the Distribution Plan, Signature acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Signature acts as the principal underwriter of shares of the Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead) and equipment.

     Under the Distribution Plan, Signature may receive a fee from the Trust at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for, costs and expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of Signature, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution- related expenses. Signature will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made.

     No  payments  under  the   Distribution   Plan  are  made  to  the  Service
Organizations, although Service Organizations may receive payments under the Administrative Services Plan. See "Service Organizations" below.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.01 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Fund is presently the only series of the Trust. However, the Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate equally in the dividends and assets of the particular series. The Trust may establish additional classes of any series of shares. For example, the Fund may offer another class of shares that has lower annual distribution fees or shareholder servicing fees. Prior to offering another class of shares, the Fund would either issue a new Prospectus and Statement of Additional Information or amend this Prospectus and the Statement of Additional Information to reflect such issuance.

     Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote. Shares of each series are entitled to vote separately to approve amendments to the Distribution Plan or changes in fundamental investment policies or restrictions, but shares of all series will vote together in the election or selection of Trustees and accountants for the Trust. If holders of 10% or more of the Trust's outstanding shares so request, a meeting of the Trust shareholders will be called for the purpose of voting on the removal of a Trustee or Trustees. The Trust will assist in shareholder communications as required bySection 16(c) of the 1940 Act.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its vote as instructed by its shareholders.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.

              SERVICE ORGANIZATIONS, TRANSFER AGENT AND CUSTODIAN

SERVICE ORGANIZATIONS

     The Trust may also contract with various banks, trust companies (other than Mellon Equity), broker-dealers (other than Signature) or other financial organizations (collectively, "Service Organizations") to provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship.

     Some Service Organizations may impose additional or different conditions on their clients such as requiring their clients to invest more than the minimum initial investment specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Trust does not currently intend to enter into agreements with and pay fees to Service Organizations with respect to the Fund, but it may do so in the future.

     The  Glass-Steagall  Act and other  applicable  laws,  among other  things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TRANSFER AGENT AND CUSTODIAN

     The Trust and the Portfolio have each entered into a Transfer Agency Agreement with Fundamental Shareholder Services, Inc. ("FSSI"), pursuant to which FSSI acts as Transfer Agent for the Fund and the Portfolio. The Transfer Agent maintains an account for each shareholder of the Fund and the Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for the Fund and the Portfolio. Pursuant to Custodian Agreements, Investors Bank & Trust Company ("IBT") acts as the custodian of the Fund's assets, (i.e., cash and the Fund's interest in the Portfolio) and as the custodian of the Portfolio's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. For their services, FSSI and IBT will receive such compensation as may from time to time be agreed upon by each of them and the Fund or the Portfolio.

                             ---------------------

     The Fund's Statement of Additional Information contains more detailed information about the Fund and the Portfolio, including information related to
(i) investment policies and restrictions of the Fund and the Portfolio, (ii) the Trustees, officers, investment adviser, investment manager and administrator of the Fund and the Portfolio,(iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield and total rate of return quotations of the Fund, (vi) determination of the net asset value of shares of the Fund, and (vii) the audited Statements of Assets and Liabilities of the Fund at September 13, 1995, the audited financial statements of the Portfolio at July 31, 1995, and unaudited financial statements of the Fund and the Portfolio at January 31, 1996.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DEVCAP SHARED RETURN FUND
6 St. James Avenue
Boston, MA 02116
(800) 371-2655

PORTFOLIO INVESTMENT ADVISER:
Kinder, Lydenberg,
Domini & Co., Inc.
129 Mt. Auburn Street
Cambridge, MA 02138
(617) 547-7479

PORTFOLIO INVESTMENT MANAGER:
Mellon Equity Associates
500 Grant Street
Suite 3700
Pittsburgh, PA 15258-0001

ADMINISTRATOR AND DISTRIBUTOR:
Signature Broker-Dealer
Services, Inc.
6 St. James Avenue
Boston, MA 02116
(617) 423-0800

CUSTODIAN:
Investors Bank &
Trust Company
89 South Street
Boston, MA 02111

AUDITORS:
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL:
Mayer, Brown & Platt
1675 Broadway
New York, NY 10019

TRANSFER AGENT:
Fundamental Shareholder Services, Inc.
90 Washington Street
New York, NY 10006
(800) 371-2655

[RECYCLING LOGO APPEARS HERE]

[SOY INK LOGO APPEARS HERE] Printed on recycled paper with soy inks

                          THE DEVCAP SHARED RETURN FUND

                        SUPPLEMENT DATED MARCH 28, 1996

         TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 16, 1995






                          THE DEVCAP SHARED RETURN FUND

                        FINANCIAL STATEMENTS (UNAUDITED)

                                JANUARY 31, 1996

                              --------------------

                       THE DOMINI SOCIAL INDEX PORTFOLIO

                        FINANCIAL STATEMENTS (UNAUDITED)

                                JANUARY 31, 1996

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
-------------------------------------------------------------------------------------------

ASSETS:
      Investment in Domini Social Index Portfolio, at value (Note 1)        $      232,791
      Deferred organization expenses (Note 1)                                       53,993
      Receivable from affiliate (Note 2)                                            21,735
                                                                            ---------------

          Total Assets                                                             308,519
                                                                            ---------------

LIABILITIES:
      Organization expenses payable (Note 2)                                        57,289
      Accrued expenses                                                              19,421
                                                                            ---------------

          Total Liabilities                                                         76,710
                                                                            ---------------

NET ASSETS                                                                  $      231,809
                                                                            ===============

NET ASSETS CONSIST OF:
      Paid - in capital                                                     $      219,630
      Undistributed net investment income                                             (314)
      Accumulated net realized gain on investment                                      754
      Net unrealized appreciation of investment                                     11,739
                                                                            ---------------

NET ASSETS                                                                         231,809
                                                                            ===============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
      PRICE PER SHARE($231,809/21,756 SHARES)                               $         10.65
                                                                            ===============


                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1996
(UNAUDITED)
-------------------------------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO (NOTE 1):
     Interest income from Portfolio                                             $      909
     Expenses from Portfolio                                                          (241)
                                                                                  ---------

         Net Income from Portfolio                                                     668

EXPENSES (NOTES 1 AND 2):
     Transfer agent fee                                                   8,770
     Professional fees                                                    7,047
     Amortization of organization expenses (Note 1)                       3,296
     Servicing and fund accounting agent fee(Note   )                     2,589
     Trustee fees and expenses (Note   )                                    867
     Registration fees                                                       76
     Administration fees (Note 2)                                            72
                                                                       ---------

         Total Expenses                                                  22,717
         Less:Reimbursement of expenses (Note 2)                        (21,735)
                                                                       ---------

         Net Expenses                                                                  982
                                                                                  ---------

NET INVESTMENT INCOME                                                                 (314)
                                                                                  ---------

NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO
     Net realized gain from Portfolio                                                  754
     Net change in unrealized appreciation from Portfolio                           11,739
                                                                                  ---------

     Net realized and unrealized gain from Portfolio                                12,493
                                                                                  ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $   12,179
                                                                                  =========


                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------

                                                                        For the period
                                                                       October 19, 1995
                                                                       (commencement of
                                                                      of operations) to
                                                                       January 31, 1996
                                                                         (Unaudited)
                                                                      -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment loss                                                   $     (314)
     Net realized gain from Portfolio                                             754
     Accumulated undistributed net realized gain from Portfolio                11,739
                                                                           -----------

     Net increase in net assets resulting from operations                      12,179
                                                                           -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares                                            220,550
     Payments for shares redeemed                                                (920)
                                                                           -----------

         Net increase in Net Assets from Capital Share Transactions           219,630
                                                                           -----------

             Total Increase in Net Assets                                     231,809

NET ASSETS:
     Beginning of period                                                            0
                                                                           -----------
     End of period (including undistributed net investment loss of $314)   $  231,809
                                                                           ===========

OTHER INFORMATION:
SHARE TRANSACTIONS:
     Sold                                                                      21,845
     Redeemed                                                                     (89)
                                                                           -----------

     Net increase                                                              21,756
                                                                           ===========


                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------

                                                                        For the period
                                                                       October 19, 1995
                                                                       (commencement of
                                                                      of operations) to
                                                                       January 31, 1996
                                                                         (Unaudited)
                                                                      -------------------
Net Asset Value, beginning of period                                       $   10.00
                                                                           ---------

Income from investment operations:

     Net investment income                                                     (0.01)

     Net realized and unrealized gain on investments                            0.66
                                                                           ---------


Total income from investment operations                                         0.65
                                                                           ---------

Net Asset Value, end of period                                             $   10.65
                                                                           =========

Ratios/supplemental data

     Total return                                                               6.50%
     Net Assets, end of period (in 000's)                                  $      232
     Ratio of expenses to average net assets *                                  2.50%**
     Ratio of net investment income to average net assets *                    -0.65%**

-------------------

   * Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund.  If the reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:

         Ratio of expenses to average net assets                               47.75%
         Ratio of net investment income to average net assets                 -45.86%

  ** Annualized.



                            See Notes to Financial Statements

                            DEVCAP SHARED RETURN FUND
                                January 31, 1996
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
         DEVCAP Shared Return Fund (the "Fund") is a separate series of shares of DEVCAP Trust, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Fund has two primary objectives: (i) an investment objective, to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini Social Index (sm), an index comprised of stocks selected based upon social criteria and; (ii) a charitable objective, to enable each shareholder of the Fund to make a donation of a portion of that shareholder's annual contribution basis to finance the economic development of underprivileged people in developing countries. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests in the common stocks included in the Domini Social Index.
         Following is a summary of the significant accounting policies of the
Fund:

A.  INVESTMENT VALUATION -
         Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
B.  INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS -
         The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. Dividends to shareholders are declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any are made annually.
C.  FEDERAL TAXES -
         The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provisions for Federal income or excise tax are necessary.
D.  DEFERRED ORGANIZATION EXPENSES -
         Organizational costs are being amortized on a straight line basis over a five year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses,

NOTE 2 - TRANSACTIONS WITH AFFILIATES
A.  ADMINISTRATION -
     The Fund has retained Signature Broker Dealer Services, Inc. ("Signature") to serve as the Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for the conducting of business of the Fund and pays the compensation of the Fund's officers. For its services under the Administrative Services Agreement, Signature receives from the Fund a fee accrued daily at an annual rate equal to 0.15% of the Fund's average daily net assets.
B.  DISTRIBUTION -
     The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. Signature acts as agent of the Fund and principal underwriter of shares of the Fund pursuant to the Plan. Under the Plan, the Fund may pay the Signature a fee not to exceed 0.25% per annum of the Fund's average daily net assets in anticipation of, or in reimbursement for, expenses incurred in connection with the sale of shares of the Fund. Such expenses include payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.
C.  TRUSTEES -
     Independent Trustees are reimbursed for reasonable expenses incurred when acting in their capacity as Trustees.
D. REIMBURSEMENT OF EXPENSES -
     DEVCAP has agreed that it will reimburse the Fund through at least November 30, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and Portfolio) at the annual rate of 1.75% of the Fund's average daily net assets. This limit does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen circumstances. DEVCAP will review its undertaking annually, however, there is no assurance that DEVCAP will continue this reimbursement beyond the specific period, except as required by the following sentence. DEVCAP has agreed to reimburse the Fund as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5.% of the first $30 million of average net assets, 2% of the next $70 million of such net assets, and 1.50% of such net assets in excess of $100 million for any fiscal year.

     NOTE 3 - INVESTMENT  TRANSACTIONS
     Additions and reductions in the Fund's investment in the Portfolio aggregated $220,550 and $920 for the period from October 19, 1995 (commencement of operations) to January 31, 1996.

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--98.4%

DESCRIPTION                                                    SHARES   VALUE
APPAREL--0.8%
Brown Group Inc...............................................   400  $   5,500
Hartmax Corp. (b).............................................   600      2,325
Lands' End Inc................................................   800     11,700
Liz Claiborne, Inc............................................ 2,400     66,900
Nike Inc. (Class B)........................................... 4,400    306,900
Oshkosh B'Gosh, Inc...........................................   300      5,100
Phillips-Van Heusen Corp......................................   600      6,300
Reebok International Ltd...................................... 2,500     67,500
Russell Corp.................................................. 1,400     38,500
Stride Rite Corp.............................................. 1,200      9,900
Timberland Co.................................................   250      4,719
VF Corp....................................................... 1,950     98,475
                                                                      ---------
                                                                        623,819
                                                                      ---------
COMMERCIAL PRODUCTS & SERVICES--1.7%
Autodesk Inc.................................................. 1,400     42,350
Banta Corp....................................................   700     29,575
Cintas Corp................................................... 1,400     64,400
Deluxe Corp................................................... 2,600     76,375
Donnelley, R.R. & Sons........................................ 4,800    172,200
Harland (J.H.) Co.............................................   900     19,800
HON Industries Inc............................................   800     16,600
Kelly Services (Class A)...................................... 1,475     42,775
Miller, (Herman) Inc..........................................   800     25,600
Moore Corp., Ltd.............................................. 3,300     65,175
National Education Corporation................................   600      5,400
National Service Industries, Inc.............................. 1,700     59,287
New England Business Services, Inc............................   300      5,325
Pitney Bowes Inc.............................................. 4,900    221,725
Standard Register Co..........................................   700     13,475
Xerox Corp.................................................... 3,300    407,962
                                                                      ---------
                                                                      1,268,024
                                                                      ---------
CONSTRUCTION--0.3%
Centex Corp...................................................   900     29,025
Fleetwood Enterprises, Inc.................................... 1,300     33,150
Graco Inc.....................................................   500     13,875
Kaufman & Broad Home Corp.....................................   800     12,800
Rouse Co...................................................... 1,700     31,662
Sherwin-Williams Co........................................... 2,500    105,313
TJ International Inc..........................................   400      6,500
                                                                      ---------
                                                                        232,325
                                                                      ---------
CONSUMER PRODUCTS & SERVICES--0.1%
Avery Dennison Corp........................................... 1,700     90,738
ISCO Inc......................................................   200      1,850
Tennant Co....................................................   200      4,750
                                                                      ---------
                                                                         97,338
                                                                      ---------

                                                             SHARES    VALUE
ENERGY--3.7%
Amoco Corp.................................................. 15,600 $ 1,097,850
Anadarko Petroleum Corp.....................................  1,800      90,900
Apache Corp.................................................  2,300      61,812
Atlantic Richfield Co.......................................  5,000     568,125
Consolidated Natural Gas Co.................................  2,900     130,500
ENERGEN Corp................................................    300       7,463
Enron Corp..................................................  8,100     299,700
Helmerich & Payne Inc.......................................    900      28,350
Louisiana Land & Exploration Co.............................  1,200      51,600
Oryx Energy Company (b).....................................  3,100      40,688
Pennzoil Co.................................................  1,600      65,000
Rowan Companies Inc. (b)....................................  2,700      29,363
Santa Fe Energy Resources Inc. (b)..........................  2,500      24,062
Sun Company.................................................  3,000      81,750
Williams Companies Inc. (The)...............................  3,100     146,088
                                                                    -----------
                                                                      2,723,251
                                                                    -----------
FINANCIAL--11.2%
Ahmanson (H.F.) & Co........................................  4,100      98,400
American Express Co......................................... 15,200     699,200
Banc One Corp............................................... 12,823     485,671
Bank of Boston..............................................  3,600     164,700
BankAmerica Corp............................................ 11,500     774,813
Bankers Trust (N.Y.) Corp...................................  2,500     162,188
Barnett Banks Inc...........................................  3,100     181,350
Beneficial Corp.............................................  1,600      78,200
Block (H. & R.), Inc........................................  3,200     118,000
Cincinnati Financial Corp...................................  1,705     106,989
CoreStates Financial Corp...................................  4,300     172,000
Dime Bancorp Inc. (b).......................................  3,200      37,200
Edwards (A.G.), Inc.........................................  2,225      55,903
Federal National Mortgage Assoc............................. 34,500   1,190,250
Fifth Third Bancorp.........................................  3,300     156,131
First Chicago Corp.......................................... 10,106     392,892
First Fed Financial Corp. (b)...............................    200       2,725
Golden West Financial Corp..................................  1,900      98,325
Great Western Financial Corp................................  4,200     100,800
Household International Inc.................................  3,050     197,869
Mellon Bank Corp............................................  4,400     233,200
Merrill Lynch & Co., Inc....................................  5,500     312,812
Morgan (J.P.) & Co., Inc....................................  5,900     479,375
Norwest Corp................................................ 11,000     378,125
PNC Bank Corp............................................... 10,600     318,000
Piper Jaffray Inc...........................................    300       4,125
ReliaStar Financial Corp....................................  1,100      51,838
Schwab (Charles) Corp.......................................  5,300     132,500
Student Loan Marketing Association..........................  1,950     143,569
SunTrust Banks Inc..........................................  3,500     241,938
Transamerica Corp...........................................  2,100     159,862
Value Line Inc..............................................    300      11,700
Vermont Financial Services Corp.............................    100       3,200

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
FINANCIAL--CONTINUED
Wachovia Corp.................................................  5,300 $  237,175
Wells Fargo & Co..............................................  1,400    328,475
Wesco Financial Corp..........................................    200     34,500
                                                                      ----------
                                                                       8,344,000
                                                                      ----------
FOODS & BEVERAGES--10.2%
Archer-Daniels-Midland Co.....................................      1         19
Ben & Jerry's (Class A) (b)...................................    100      1,625
CPC International Inc.........................................  4,600    334,650
Campbell Soup Co..............................................  7,700    487,988
Coca-Cola Company............................................. 39,300  2,962,237
Fleming Cos. Inc..............................................  1,200     22,800
General Mills, Inc............................................  5,200    299,000
Heinz (H.J.) Company.......................................... 11,800    405,625
Hershey Foods Corp............................................  2,500    176,875
Kellogg Co....................................................  6,700    513,388
Odwalla Inc...................................................    300      5,325
PepsiCo., Inc................................................. 24,700  1,472,737
Quaker Oats Co................................................  4,100    140,937
Ralston Purina Group..........................................  3,500    225,313
Smucker (J.M.) Co. (Class A)..................................  1,000     20,750
Super Valu Inc................................................  2,300     71,300
Sysco Corp....................................................  5,700    182,400
TCBY Enterprises, Inc.........................................    500      2,000
Tootsie Roll Industries, Inc..................................    618     24,109
Wrigley, (Wm.) Jr. Co.........................................  3,600    214,200
                                                                      ----------
                                                                       7,563,278
                                                                      ----------
HEALTH CARE--9.5%
Acuson Corp. (b)..............................................  1,000     14,875
Allergan Inc..................................................  1,900     63,175
Alza Corp. (b)................................................  2,800     79,100
Angelica Corp.................................................    300      6,075
Apogee Enterprises, Inc.......................................    300      5,250
Becton Dickinson & Company....................................  2,000    172,750
Bergen Brunswig Corp. (Class A)...............................  1,245     32,837
Biomet Inc. (b)...............................................  3,800     71,250
Community Psychiatric Centers (b).............................  1,000     11,500
Forest Laboratories, Inc. (b).................................  1,500     81,000
Humana Inc. (b)...............................................  5,000    138,125
Johnson & Johnson............................................. 20,300  1,948,800
Manor Care Inc................................................  2,100     82,425
Medtronic Inc.................................................  7,200    411,300
Merck & Co., Inc.............................................. 38,700  2,718,675
Mylan Laboratories Inc........................................  3,600     68,400
Oxford Health Plans...........................................  1,100     75,900
Schering-Plough Corp.......................................... 11,400    617,025
St. Jude Medical Inc..........................................  2,100     92,663
Stryker Corp..................................................  1,600     89,400

DESCRIPTION                                                   SHARES   VALUE
HEALTH CARE--CONTINUED
Sunrise Medical Inc. (b).....................................    600 $   11,325
US Healthcare Inc............................................  4,900    237,650
United American Healthcare...................................    200      2,200
                                                                     ----------
                                                                      7,031,700
                                                                     ----------
HOUSEHOLD GOODS--5.9%
Alberto Culver Co. (Class B).................................    700     25,200
Avon Products, Inc...........................................  2,100    165,900
Bassett Furniture Industries, Inc............................    300      7,350
Church & Dwight Co., Inc.....................................    900     17,437
Clorox Co....................................................  1,600    132,200
Colgate-Palmolive Co.........................................  4,600    340,400
Handleman Co.................................................    700      4,463
Harman International Industries, Inc.........................    630     24,176
Hasbro Inc...................................................  2,800    116,200
Huffy Corp...................................................    300      3,300
Kimberly-Clark Corp..........................................  8,732    704,018
Leggett & Platt Inc..........................................  2,500     60,000
Mattel, Inc..................................................  6,969    224,750
Maytag Co....................................................  3,400     66,725
Newell Co....................................................  5,100    134,513
Oneida, Ltd..................................................    200      3,100
Procter & Gamble Co.......................................... 21,600  1,811,700
Rubbermaid Inc...............................................  5,200    147,550
Shaw Industries..............................................  4,700     59,337
Snap-On Tools Corp...........................................  1,300     57,038
Springs Industries Inc. (Class A)............................    600     24,000
Stanhome, Inc................................................    600     16,050
Stanley Works (The)..........................................  1,400     72,100
Thomas Industries............................................    200      4,275
Whirlpool Corp...............................................  2,300    125,062
                                                                     ----------
                                                                      4,346,844
                                                                     ----------
INSURANCE--6.5%
Aetna Life & Casualty Co.....................................  3,600    268,200
Alexander & Alexander Services Inc...........................  1,400     27,125
American General Corp........................................  6,300    237,825
American International Group, Inc............................ 14,800  1,433,750
Chubb Corp...................................................  2,700    280,125
CIGNA Corp...................................................  2,350    278,769
General Re Corp..............................................  2,600    397,800
Hartford Steam Boiler........................................    600     31,350
Jefferson-Pilot Corp.........................................  2,250    112,219
Lincoln National Corp........................................  3,200    169,200
Marsh & McLennan Companies, Inc..............................  2,300    209,300
Providian Corp...............................................  3,100    136,012
SAFECO Corp..................................................  3,800    136,325
St. Paul Companies...........................................  2,700    153,900
Torchmark Corp...............................................  2,200    104,225
Travelers Corp...............................................  9,909    651,517

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
INSURANCE--CONTINUED
UNUM Corp.....................................................  2,300 $  141,450
USF&G Corp....................................................  3,400     54,400
USLIFE Corp...................................................  1,125     36,141
                                                                      ----------
                                                                       4,859,633
                                                                      ----------
MANUFACTURING--2.1%
Applied Materials, Inc. (b)...................................  5,900    218,300
Briggs & Stratton Corp........................................    800     35,100
Boston Scientific Corp........................................  5,400    276,750
Cincinnati Milacron...........................................    900     21,487
Clarcor, Inc..................................................    300      6,188
Deere & Co....................................................  8,400    315,000
Dionex Corp. (b)..............................................    400     15,000
Fastenal Co...................................................  1,200     40,650
Goulds Pumps, Inc.............................................    600     13,350
Hunt Manufacturing Co.........................................    400      6,400
Illinois Tool Works Inc.......................................  3,600    220,950
James River Corp. of Virginia.................................  2,600     68,250
Lawson Products, Inc..........................................    300      7,200
Millipore Corp................................................  1,500     64,125
Nordson Corp..................................................    500     27,000
Thermo Electron Corp..........................................  2,700    147,150
Watts Industries Inc. (Class A)...............................  1,000     17,375
Wellman Inc...................................................  1,000     20,000
Zum Industries Inc............................................    400      8,950
                                                                      ----------
                                                                       1,529,225
                                                                      ----------
MEDIA--5.5%
BET Holdings Inc. (Class B) (b)...............................    800     19,600
Capital Cities/ABC, Inc.......................................  4,600    591,675
Comcast Corp. (Class A).......................................  7,700    154,963
Disney (Walt) Company (The)................................... 16,300  1,047,275
Dow Jones & Co. Inc...........................................  3,300    129,112
Frontier Corp.................................................  5,000    148,750
Gannett Co., Inc..............................................  4,400    279,400
King World Productions Inc. (b)...............................  1,100     47,300
Knight-Ridder Inc.............................................  1,600    106,200
Lee Enterprises, Inc..........................................  1,400     29,225
McGraw-Hill Inc...............................................  1,500    133,500
Media General Inc. (Class A)..................................    800     26,700
Meredith Corp.................................................    800     36,400
New York Times Co. (The) (Class A)............................  2,900     84,100
Scholastic Corp...............................................    500     36,500
Tele-Communications, Inc.
 (Class A) (b)................................................ 20,000    422,500
Times Mirror Co. (Class A)....................................  3,500    108,500
Turner Broadcasting System Inc.
 (Class A)....................................................  5,000    135,000
US West Media Group (b)....................................... 14,900    314,762

DESCRIPTION                                                   SHARES   VALUE
MEDIA--CONTINUED
Viacom Inc. (b).............................................. 2,500  $  100,000
Washington Post Co. (The) (Class B)..........................   350     101,325
                                                                     ----------
                                                                      4,052,787
                                                                     ----------
MISCELLANEOUS--1.9%
Alco Standard Corp........................................... 3,700     145,225
Allwaste, Inc. (b)........................................... 1,200       5,700
American Greetings Corp. (Class A)........................... 2,450      66,762
Avnet, Inc................................................... 1,300      55,738
Bemis Co., Inc............................................... 1,800      50,850
CPI Corp.....................................................   400       5,900
Cross, A.T. Co. (Class A)....................................   500       7,313
DeVRY Inc. (b)...............................................   400      10,900
Fedders Corp.................................................   600       3,600
Fuller (H.B.) Co.............................................   500      18,125
General Signal Corp.......................................... 1,650      55,687
Groundwater Technology, Inc..................................   200       2,650
Harcourt General Inc......................................... 2,400      93,600
Hillenbrand Industries Inc................................... 2,400      79,800
Ionics Inc. (b)..............................................   400      16,050
Jostens Inc.................................................. 1,400      32,200
KENETECH Corp. (b)...........................................   900       1,125
Marriott International Corp.................................. 3,900     167,213
Omnicom Group, Inc........................................... 2,400      92,700
Polaroid Corporation......................................... 1,350      60,581
Premier Industrial Corp...................................... 2,850      87,637
Sealed Air Corp. (b)......................................... 1,400      41,125
Service Corp. International.................................. 3,900     169,163
Sonoco Products Co........................................... 3,005      80,384
Toro Co. (The)...............................................   300      10,425
Whitman Corp................................................. 3,100      70,525
                                                                     ----------
                                                                      1,430,978
                                                                     ----------
RESOURCE DEVELOPMENT--2.6%
Air Products & Chemicals, Inc................................ 3,500     186,812
Aluminum Co. of America...................................... 5,600     310,800
ARCO Chemical Company........................................ 3,000     155,625
Battle Mountain Gold Co...................................... 2,400      25,500
Betz Laboratories, Inc....................................... 1,000      41,375
Cabot Corp................................................... 1,200      69,000
Calgon Carbon Corp........................................... 1,200      13,350
Consolidated Papers Inc...................................... 1,600      87,200
Cyprus Amax Minerals Co...................................... 3,000      79,500
Echo Bay Mines Ltd........................................... 3,900      50,213
Inland Steel Industries Inc.................................. 1,500      42,937
Mead Corp.................................................... 1,600      88,400
Morton International Inc..................................... 4,600     170,200
Nalco Chemical Co............................................ 2,300      70,437
Nucor Corp................................................... 2,700     156,938

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                    SHARES   VALUE
RESOURCE DEVELOPMENT--CONTINUED
Praxair Inc...................................................  4,500 $  153,000
Sigma-Aldrich Corp............................................  1,500     78,750
Westvaco Corp.................................................  3,000     87,000
Worthington Industries, Inc...................................  2,700     56,700
                                                                      ----------
                                                                       1,923,737
                                                                      ----------
RETAIL--9.9%
Albertson's, Inc..............................................  8,000    273,000
American Stores Co............................................  4,900    127,400
Bob Evans Farms, Inc..........................................  1,200     20,100
Charming Shoppes Inc..........................................  2,500      6,875
Circuit City Stores Inc.......................................  3,100     79,825
Claire's Stores Inc...........................................    500      9,562
Dayton-Hudson Corp............................................  2,200    164,450
Dillard Department Stores.....................................  3,500    101,500
Dollar General Corp...........................................  1,956     48,655
Egghead Inc. (b)..............................................    300      1,838
Gap, Inc. (The)...............................................  4,400    207,350
Giant Food Inc. (Class A).....................................  2,100     67,200
Gibson Greetings Inc..........................................    500      7,750
Great Atlantic & Pacific Tea Co., Inc.........................  1,200     28,200
Hannaford Brothers Co.........................................  1,300     35,263
Hechinger Co. (Class A).......................................    800      4,600
Home Depot, Inc. (The)........................................ 14,833    682,318
International Dairy Queen, Inc.
 (Class A) (b)................................................    600     13,050
K-Mart Corp................................................... 13,300     78,137
Kroger Co. (b)................................................  4,000    139,000
Lillian Vernon Corp...........................................    200      2,700
Limited, Inc. (The)........................................... 11,150    186,762
Longs Drug Stores, Inc........................................    700     31,675
Lowe's Companies, Inc.........................................  4,900    152,513
Luby's Cafeterias, Inc........................................  1,000     21,000
May Department Stores Co......................................  7,700    342,650
McDonald's Corp............................................... 22,000  1,105,500
Melville Corp.................................................  3,200     91,200
Mercantile Stores Co., Inc....................................  1,200     56,550
Morrison Restaurants Inc......................................  1,000     16,000
Nordstrom Inc.................................................  2,700    105,975
Penney, J.C. Co., Inc.........................................  6,850    335,650
Pep Boys-Manny, Moe & Jack....................................  2,250     65,250
Petrie Stores Corp............................................  1,200      2,550
Price/Costco Inc. (b).........................................  5,865     91,641
Ryan's Family Steakhouse, Inc. (b)............................  1,300      9,100
Sears Roebuck & Co............................................ 12,200    506,300
Skyline Corp..................................................    200      4,150
Specs Music Inc. (b)..........................................    200        475
Starbucks Corp................................................  2,000     33,500
TJX Companies Inc. (The)......................................  2,600     49,075
Tandy Corp....................................................  2,000     76,500
Toys "R' Us, Inc. (b).........................................  8,770    194,036

DESCRIPTION                                                  SHARES    VALUE
RETAIL--CONTINUED
Wal-Mart Stores, Inc........................................ 71,900 $ 1,464,963
Walgreen Co.................................................  7,700     268,537
Whole Foods Market (b)......................................    300       4,462
Woolworth (F.W.) Co.........................................  4,000      45,000
                                                                    -----------
                                                                      7,359,787
                                                                    -----------
TECHNOLOGIES--14.1%
Advanced Micro Devices, Inc. (b)............................  4,100      81,487
Amdahl Corp. (b)............................................  3,900      28,519
American Power Conversion
 Corp. (b)                                                    2,900      25,194
Analog Devices, Inc.........................................  3,600      81,000
Apple Computer, Inc.........................................  3,800     104,975
Automatic Data Processing, Inc..............................  8,900     354,888
Baldor Electric Co..........................................  1,050      21,525
Borland International, Inc. (b).............................  1,200      22,350
Caliber Systems Inc.........................................  1,100      41,800
Cisco Systems, Inc. (b).....................................  8,700     724,275
Compaq Computer Corp. (b)...................................  8,400     395,850
Computer Assoc. International Inc...........................  7,600     519,650
Cooper Industries Inc.......................................  3,600     135,450
DSC Communications Corp. (b)................................  3,950     115,044
Digital Equipment Corp. (b).................................  4,800     347,400
Grainger, (W.W.) Inc........................................  1,600     107,800
Hewlett-Packard Co.......................................... 16,000   1,356,000
Hubbell Inc. (Class B)......................................  1,130      75,993
Intel Corp.................................................. 25,700   1,419,522
International Business Machines, Inc........................ 17,800   1,935,750
MCI Communications Corp..................................... 21,400     612,575
Micron Technology, Inc......................................  6,500     222,625
Molex, Inc..................................................  3,000      96,750
National Semiconductor Corp.................................  4,200      72,450
Novell Inc. (b)............................................. 11,300     152,550
Perkin-Elmer Corp...........................................  1,400      66,150
Quarterdeck Corp. (b).......................................  1,000      16,000
Raychem Corp................................................  1,400      93,625
Shared Medical Systems Corp.................................    800      45,600
Solectron Corp. (b).........................................  1,500      69,000
Sprint Corp................................................. 10,900     470,062
Stratus Computer Inc. (b)...................................    700      18,550
Sun Microsystems Inc. (b)...................................  5,900     271,400
Tandem Computers Inc. (b)...................................  3,400      31,875
Tektronix, Inc..............................................  1,000      45,750
Tellabs, Inc. (b)...........................................  2,800     123,200
Thomas & Betts Corp.........................................    600      47,175
Xilinx Inc. (b).............................................  2,400      92,700
                                                                    -----------
                                                                     10,442,509
                                                                    -----------
TRANSPORTATION--2.2%
AMR Corp. (b)...............................................  2,500     190,000
Airborne Freight Corp.......................................    600      15,975

                            PORTFOLIO OF INVESTMENTS

                          JANUARY 31, 1996 (UNAUDITED)
COMMON STOCKS--CONTINUED

DESCRIPTION                                                     SHARES   VALUE
TRANSPORTATION--CONTINUED
Alaska Air Group, Inc. (b).....................................    300 $   5,925
CSX Corp.......................................................  6,700   310,712
Conrail Inc....................................................  2,700   191,025
Consolidated Freightways, Inc..................................  1,500    34,500
Delta Air Lines, Inc...........................................  1,600   109,400
Federal Express Corp. (b)......................................  1,900   144,637
GATX Corp......................................................    600    27,750
Norfolk Southern Corp..........................................  4,100   323,387
Roadway Services...............................................    550     6,050
Ryder System, Inc..............................................  2,700    63,113
Southwest Airlines Inc.........................................  4,800   124,800
UAL Corp. (b)..................................................    450    72,450
Yellow Corp....................................................    600     7,200
                                                                       ---------
                                                                       1,626,924
                                                                       ---------
UTILITIES--9.6%
American Water Works Co., Inc..................................  1,200    45,750
Ameritech Corp................................................. 17,300 1,040,163
Atlanta Gas & Light Co.........................................  2,000    40,500
Bell Atlantic Corp............................................. 13,700   943,587
BellSouth Corp................................................. 31,100 1,333,413
Brooklyn Union Gas Company (The)...............................  1,650    46,200
California Energy Co., Inc. (b)................................  1,700    34,000
Citizens Utilities Co. (Class A) (b)...........................  7,287    88,357
Connecticut Energy Corp........................................    200     4,200
Eastern Enterprises............................................    900    31,050
El Paso Natural Gas Co.........................................  1,000    32,375
Equitable Resources Inc........................................  1,200    34,050
Idaho Power Co.................................................  1,400    43,050
LG & E Energy Corp.............................................  1,100    47,437
MCN Corp.......................................................  2,100    51,712
NICOR Inc......................................................  1,900    51,775
Noram Energy Corp..............................................  4,300    37,625
Northwestern Public Service Co.................................    200     5,850
NYNEX.......................................................... 13,500   723,938
Oklahoma Gas & Electric Co.....................................  1,200    50,400
ONEOK Inc......................................................    700    14,612
Pacific Enterprises............................................  2,500    69,375
Pacific Telesis Group.......................................... 13,300   392,350
Peoples Energy Corp............................................  1,200    39,150
Potomac Electric Power Co......................................  3,600    97,200
Public Service Co. of Colorado.................................  2,100    75,600

DESCRIPTION                                                SHARES    VALUE
UTILITIES--CONTINUED
SBC Telecommunications.................................... 19,200 $ 1,087,200
Southern New England Telecom..............................  2,000      80,000
Telephone & Data Systems..................................  1,800      73,125
US West Communications Group.............................. 14,700     516,338
Washington Gas Light Co...................................  1,200      26,250
                                                                  -----------
                                                                    7,156,632
                                                                  -----------
VEHICLE COMPONENTS--0.6%
Cooper Tire & Rubber Co...................................  2,550      63,112
Cummins Engine Inc........................................  1,450      56,006
Dana Corp.................................................  3,100     101,913
Federal-Mogul Corp........................................  1,100      21,312
Genuine Parts.............................................  3,800     169,100
Modine Manufacturing Co...................................    800      20,200
SPX Corp..................................................    200       2,950
Smith, A.O................................................    600      15,075
Spartan Motors Inc. (b)...................................    300       2,887
                                                                  -----------
                                                                      452,555
                                                                  -----------
Total Common Stocks (Cost $56,214,285)...........................  73,065,346
                                                                  -----------
PREFERRED STOCK--0.6%
FEDERAL SPONSORED CREDIT--0.6%
Federal Home Loan Mortgage Corp...........................  5,600     479,500
                                                                  -----------
Total Preferred Stocks (Cost $309,353)...........................     479,500
                                                                  -----------
TOTAL INVESTMENTS (A)--99.0%
 (Cost $56,523,638)..............................................  73,544,846
Other Assets Less Liabilities--1.0%..............................     740,826
                                                                  -----------
NET ASSETS--100.0%............................................... $74,285,672
                                                                  ===========

-------
(a) The aggregate cost for federal income tax purposes is $56,523,637, the aggregate gross unrealized appreciation is $18,591,743, and the aggregate gross unrealized depreciation is $1,570,535, resulting in net unrealized appreciation of $17,021,208.
(b) Non-income producing security.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               JANUARY 31, 1996
                                  (UNAUDITED)

ASSETS:
Investments at value (Cost $56,523,638) (Note 1)................... $73,544,846
Cash...............................................................     991,492
Dividends receivable...............................................     132,636
Deferred organization expenses (Note 1)............................       3,435
                                                                    -----------
   Total assets....................................................  74,672,409
                                                                    -----------
LIABILITIES:
Expenses payable (Note 2)..........................................         104
Payable for securities purchased...................................     386,633
                                                                    -----------
   Total liabilities...............................................     386,737
                                                                    -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........... $74,285,672
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital.................................................... $74,285,672
                                                                    ===========

                            STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends........................................................... $  640,453
EXPENSES (NOTES 1 AND 2):
Investment management fee................................ $   46,898
Investment advisory fee..................................     16,200
Administration fee.......................................     16,200
Expense payment fees.....................................     77,540
Amortization of organization expenses....................      5,222
                                                          ----------
   Total expenses...................................................    162,060
                                                                     ----------
NET INVESTMENT INCOME...............................................    478,393
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
Proceeds from sales......................................  1,935,525
Cost of securities sold..................................  1,600,204
                                                          ----------
   Net realized gain on investments.................................    335,321
NET UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of year........................................  9,759,028
End of year.............................................. 17,021,208
                                                          ----------
   Net unrealized appreciation of investments.......................  7,262,180
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $8,075,894
                                                                     ==========

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                      FOR THE
                                                     SIX MONTHS       FOR THE
                                                       ENDED        YEAR ENDED
                                                  JANUARY 31, 1996 JULY 31, 1995
                                                    (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income..........................    $   478,393     $   734,456
 Net realized gain on investments...............        335,321         405,427
 Net change in unrealized appreciation..........      7,262,180       8,729,434
                                                    -----------     -----------
 Net increase resulting from operations.........      8,075,894       9,869,317
                                                    -----------     -----------
Transactions in Investors' Beneficial Interests:
 Additions......................................     13,013,750      14,888,452
 Reductions.....................................       (806,760)     (2,076,641)
                                                    -----------     -----------
 Net increase from transactions in investors'
  beneficial interests..........................     12,206,990      12,811,811
                                                    -----------     -----------
Total Increase in Net Assets....................     20,282,884      22,681,128
NET ASSETS:
 Beginning of period............................     54,002,788      31,321,660
                                                    -----------     -----------
 End of period..................................    $74,285,672     $54,002,788
                                                    ===========     ===========

                              FINANCIAL HIGHLIGHTS

                              FOR THE                                                           FOR THE
                             SIX MONTHS                                                          PERIOD
                               ENDED             FOR THE YEAR ENDED JULY 31,               AUGUST 10, 1990(c)
                          JANUARY 31, 1996 ---------------------------------------------    TO JULY 31, 1991
                                             1995        1994        1993        1992
                            (UNAUDITED)    (AUDITED)   (AUDITED)   (AUDITED)   (AUDITED)       (AUDITED)
Ratio of net investment
 income to average net
 assets.................        1.48%(b)     1.85%(a)    2.13%(a)    1.88%(a)    1.99%(a)         1.85%(a)(b)
Ratio of expenses to av-
 erage net assets.......        0.50%(b)     0.43%(a)    0.29%(a)    0.29%(a)    0.29%(a)         0.29%(a)(b)
Portfolio Turnover......           3%          6%          8%          4%          3%               --

(a) Reflects a voluntary waiver of fees by the Administrator and Adviser of the Index Portfolio. Due to the limitations set forth in the Expense Reimbursement Agreement, had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets as stated would not have changed for the periods ended July 31, 1993, 1992 and 1991. For the years ended July 31, 1995 and 1994, the ratios of net investment income and expenses to average net assets would have been 1.75% and 0.53% and 2.00% and 0.42%, respectively. (See Note 2.)
(b) Annualized.
(c) Commencement of operations.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                JANUARY 31, 1996
                                  (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991. The following is a summary of the significant accounting policies of the Index Portfolio:
(A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
(B) DIVIDEND INCOME: Dividend income is recorded on the ex-dividend date.
(C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is necessary.
(D) DEFERRED ORGANIZATION EXPENSE: Expenses incurred by the Index Portfolio in connection with its organization are being amortized by the Index Portfolio on a straight-line basis over a five-year period.
(E) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.
NOTE 2--TRANSACTIONS WITH AFFILIATES
(A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.
(B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.
(C) ADMINISTRATION FEES: The Index Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustee to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and Trustee affiliated with Signature. For these services, Signature receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.
(D) REIMBURSEMENT OF EXPENSES: The Administrator has agreed to pay certain expenses of the Index Portfolio subject to reimbursement. To accomplish such reimbursement, the Administrator will receive an expense reimbursement fee from the Index Portfolio such that after such reimbursement the aggregate expenses of the Index Portfolio will not exceed 0.50% of the average daily net assets of the Index Portfolio. The expense reimbursement fee agreement will terminate on the earlier of April 30, 2000, or the date on which the cumulative reimbursement fee equals the cumulative payments of the reimbursable expenses made by the Administrator. For the six months ended January 31, 1996, the Administrator incurred approximately $56,590 in expenses on behalf of the Index Portfolio.
NOTE 3--INVESTMENT TRANSACTIONS
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $14,086,023 and $1,600,204, respectively.

                                     PART C

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements Included In Part A:


Financial Highlights

Financial Statements Included In Part B:

For the Registrant:

Statements of Assets and Liabilities as of September 13, 1995
Independent Auditors' Report

Statement of Assets and Liabilities (unaudited), January 31, 1996
Statement of Operations (unaudited) for the period September 13, 1995 through January 31, 1996
Statements of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements (unaudited)

For the Domini Social Index Portfolio:

Portfolio of Investments, July 31, 1995
Statement of Assets and Liabilities, July 31, 1995
Statement of Operations for the year ended July 31, 1995
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Independent Auditors' Report


Portfolio of Investments (unaudited), January 31, 1996
Statement of Assets and Liabilities (unaudited), January 31, 1996
Statement of Operations (unaudited) for the fiscal year ended July 31, 1995 and the six months ended January 31, 1996
Statements of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements (unaudited)



(b) Exhibits


1        Amended and Restated Declaration of Trust.3


2        By-Laws.3



4 Specimen of certificate representing ownership of Registrant's shares of beneficial interest.1



6 Distribution Agreement between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS").1



8        Custodian Contract between Registrant and Investors Bank & Trust
         Company.1

9(a)     Administrative Services Agreement between Registrant and SBDS.1

9(b) Form of Transfer Agency and Services Agreement between Registrant and Fundamental Shareholder Services, Inc.2

10       Opinion and consent of counsel.2

11       Consent of independent auditors.3



13       Investment representation letters of initial shareholders.2



15       Distribution and Services Plan of the Registrant.1

16       Schedule for computation of performance quotations.1

17       Financial Data Schedule.3

18       Powers of Attorney.2
--------------------

1 Incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A (File Nos. 33-94668 and 811-9070) (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "SEC") on September 8, 1995.

2 Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on October 11, 1995.

3 Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


As of March 4, 1996:

TITLE OF CLASS: SHARES OF BENEFICIAL INTEREST

DEVCAP Shared Return Fund (par value $0.01): 47

ITEM 27. INDEMNIFICATION.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Article 4 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) SBDS is the distributor (the "Distributor") for the shares of the Registrant. SBDS also serves as the principal underwriter or placement agent for numerous other registered investment companies.

     (b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116, unless otherwise noted.

PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of SBDS. President of Registrant.

JOHN R. ELDER:  Treasurer of Registrant.

BARBARA M. O'DETTE: Assistant Treasurer of SBDS. Assistant Treasurer of Registrant.

DAVID G. DANIELSON:  Assistant Treasurer of Registrant.



DANIEL E. SHEA:  Assistant Treasurer of Registrant.

LINWOOD C. DOWNS:  Treasurer of SBDS.

THOMAS M. LENZ:  Assistant Secretary of SBDS.  Secretary of Registrant.

MOLLY S. MUGLER: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

LINDA T. GIBSON: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

BETH A. REMY:  Assistant Treasurer of SBDS.

ANDRES E. SALDANA: Assistant Secretary of SBDS. Assistant Secretary of
Registrant.

SUSAN JAKUBOSKI:  Assistant Treasurer of SBDS.

JULIE J. WYETZNER:  Product Management Officer of SBDS.



ROBERT G. DAVIDOFF: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

LEEDS HACKETT: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020

LAURENCE B. LEVINE: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

DONALD S. CHADWICK: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

   (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Signature Broker-Dealer Services, Inc.: 6 St. James Avenue, Boston, Massachusetts 02116 (records relating to its functions as distributor and administrator).

Investors Bank and Trust Company: 89 South Street, Boston, Massachusetts 02111 (records relating to its functions as custodian).

Fundamental Shareholder Services, Inc.: 90 Washington Street, New York, New York 10006 (records relating to its functions as transfer agent).

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.


(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the effective date of this registration statement. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

(c) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 28th day of March, 1996.


DEVCAP TRUST


By /S/PHILIP W. COOLIDGE
   PHILIP W. COOLIDGE
   President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 28, 1996.


SIGNATURE                  TITLE


/S/PHILIP W. COOLIDGE      President
PHILIP W. COOLIDGE


/S/JOHN R. ELDER           Treasurer, principal financial
JOHN R. ELDER              officer and principal accounting officer


GILBERT H. CRAWFORD*       Trustee
GILBERT H. CRAWFORD


STEPHEN D. CASHIN*         Trustee
STEPHEN D. CASHIN


                           Trustee
ALICE TEPPER MARLIN


CAROLINE L. WILLIAMS*      Trustee
CAROLINE L. WILLIAMS


*By /S/ANDRES E. SALDANA
      ANDRES E. SALDANA
      *As attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


     Domini Social Index Portfolio has duly caused the registration statement on Form N-1A (File No. 33-94668) of DEVCAP Trust (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 28th day of March, 1996.



DOMINI SOCIAL INDEX PORTFOLIO

By   /S/PHILIP W. COOLIDGE
     PHILIP W. COOLIDGE
     President



     Pursuant to the requirements of the 1933 Act, the Registration Statement on Form N-1A of DEVCAP Trust has been signed below by the following persons in the capacities indicated on March 28, 1996.



SIGNATURE                           TITLE



/S/PHILIP W. COOLIDGE               President and Trustee of Domini
PHILIP W. COOLIDGE                  Social Index Portfolio


/S/JOHN R. ELDER                    Treasurer, principal financial
JOHN R. ELDER                       officer and principal accounting officer of
                                    Domini Social Index Portfolio

AMY L. DOMINI*                      Trustee of
AMY L. DOMINI                       Domini Social Index Portfolio


ALLEN M. MAYES*                     Trustee of
ALLEN M. MAYES                      Domini Social Index Portfolio


FREDERICK C. WILLIAMSON*            Trustee of
FREDERICK C. WILLIAMSON             Domini Social Index Portfolio

TIMOTHY SMITH*                      Trustee of
TIMOTHY SMITH                       Domini Social Index Portfolio


*By /S/ANDRES E. SALDANA
    ANDRES E. SALDANA
    *As attorney-in-fact pursuant to a power of attorney previously filed.